Warrants (Details) - USD ($)		1 Months Ended		6 Months Ended
	Aug. 12, 2021	Aug. 23, 2021	Apr. 12, 2021	Sep. 30, 2021
Warrants (Details) [Line Items]
Sale of stock			5,000,000
Sale of price per unit (in Dollars per share)			$ 11.5
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Private sale units			276,250	276,250
(in Dollars per share)			$ 10	$ 10
Generating gross proceeds (in Dollars)		$ 183,480		$ 2,762,500
Underwriters sales (in Dollars)				$ 100
Option to purchase share				300,000
Warrants expire				5 years
Option units				300,000
Common stock shares				300,000
Warrants purchased				300,000
Cash payment (in Dollars)	$ 100
Purchase of additional units		18,348	2,950,000
Fair value of public warrants, per share (in Dollars per share)				$ 0.6
Total consideration (in Dollars)			$ 50,000,000
IPO [Member]
Warrants (Details) [Line Items]
Sale of stock	5,000,000
Sale of price per unit (in Dollars per share)	$ 10		$ 10
Gross proceeds (in Dollars)	$ 50,000,000
Common stock, par value (in Dollars per share)	$ 0.0001		$ 11.5
Additional amount	750,000
Over-Allotment Option [Member]
Warrants (Details) [Line Items]
Private sale units			295,000
Exercised shares				344,035
Price per share (in Dollars per share)				$ 11.5
Purchase of additional units		733,920	2,762,500
Per share price (in Dollars per share)		$ 10
Generating gross proceeds (in Dollars)		$ 7,339,200
Total consideration (in Dollars)			$ 57,500,000
Proposed Public Offering [Member]
Warrants (Details) [Line Items]
Sale of stock			5,000,000
Sale of price per unit (in Dollars per share)			$ 10
Business Combination [Member]
Warrants (Details) [Line Items]
Business combination description			(i) in connection with the consummation of a business combination, (ii) in connection with a stockholder vote to amend our amended and restated certificate of incorporation to modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or certain amendments to our charter prior thereto, to redeem 100% of our public shares if we do not complete our initial business combination within 12 months from the completion of this offering (or up to 18 months from the closing of this offering if extended) or with respect to any other provision relating to stockholders’ rights or pre-initial business combination activity and (iii) if we fail to consummate a business combination within 12 months from the completion of this offering (or up to 18 months from the closing of this offering if extended) or if we liquidate prior to the expiration of the 18 month period. However, our sponsor will be entitled to redemption rights with respect to any public shares it holds if we fail to consummate a business combination or liquidate within the 18-month period.	(i) in connection with the consummation of a business combination, (ii) in connection with a stockholder vote to amend our amended and restated certificate of incorporation to modify the substance or timing of our obligation to allow redemption in connection with our Initial Business Combination or certain amendments to our charter prior thereto, to redeem 100% of our public shares if we do not complete our Initial Business Combination within 12 months from the completion of this offering (or up to 18 months from the closing of this offering if extended) or with respect to any other provision relating to stockholders’ rights or pre-Initial Business Combination activity and (iii) if we fail to consummate a business combination within 12 months from the completion of this offering (or up to 18 months from the closing of this offering if extended) or if we liquidate prior to the expiration of the 18 month period. However, the Sponsor will be entitled to redemption rights with respect to any public shares it holds if we fail to consummate a business combination or liquidate within the 18-month period.